Description of Business (Details) - Series A Preferred Stock [Member] - USD ($)	1 Months Ended
	Mar. 31, 2020	Mar. 02, 2020
Description of Business (Details) [Line Items]
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture	4,800
Shares Issued, Value, Share-based Payment Arrangement, after Forfeiture	$ 71,558
Shares Issued, Price Per Share	$ 14.91	$ 14.91